10-Q Reserve for Losses and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Prior accident years	$ 0	$ 457	$ 0	$ (2,306)